Investments in joint ventures and associates	12 Months Ended
Dec. 31, 2023
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Investments in joint ventures and associates
12. Investments in joint ventures and associates
The amounts recognised in the balance sheet are as follows:

All figures in £ millions	2023	2022
Associates	22	25

Total	22	25
The amounts recognised in the income statement are as follows:

All figures in £ millions	2023	2022
Associates	1	1

Total	1	1
The Group has no material associates or joint ventures. The largest associate is a 49% interest in The Egyptian International Publishing Company-Longman, which had a carrying value of £13m as at 31 December 2023 (2022: £9m).
Other than the £5m payment in respect of Academy of Pop disclosed in note 36, there were no material transactions with associates or joint ventures during 2023 or 2022.